Business Combination (Tables)	12 Months Ended
Jan. 31, 2021
Rigetti Holdings, Inc.
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the QxBranch Acquisition:

Cash	$149,484
Accounts receivable	96,279
Other current assets	20,910
Goodwill	5,377,255
Accounts payable	(8,842)
Accrued expenses and other current liabilities	(62,632)

$5,572,454